Transactions with Related Parties and Affiliates (Details Narrative)	3 Months Ended						4 Months Ended	6 Months Ended		7 Months Ended	11 Months Ended			12 Months Ended
	Jun. 30, 2020 USD ($) shares	Mar. 31, 2020 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2017 USD ($)	Mar. 17, 2017 USD ($) shares	Apr. 21, 2020 USD ($)	Jun. 30, 2020 USD ($) shares	Jun. 30, 2019 USD ($)	Aug. 03, 2020 shares	Dec. 13, 2019 USD ($)	Nov. 25, 2019 USD ($)	Nov. 15, 2012 USD ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2017 USD ($)	Dec. 30, 2019 USD ($)	Mar. 16, 2017 $ / shares	Dec. 31, 2015 USD ($)	Feb. 18, 2015 USD ($)	Dec. 18, 2013
Related Party Transaction [Line Items]
Construction in Progress, Gross	$ 1,519,000		$ 5,767,000					$ 1,519,000	$ 5,767,000
Management fees	21,930,000		16,496,000					44,135,000	33,106,000
General and administrative expenses	6,983,000		6,515,000					11,128,000	10,528,000
Due from Related Parties, Current	10,722,000							10,722,000						$ 19,108,000
Due from Related Parties, Noncurrent														13,757,000
Due to related parties	26,036,000							26,036,000
Impairment of receivable in affiliated company	(0)		(0)					6,900,000	(0)
Long-term Line of Credit	425,880,000							425,880,000						404,280,000
Long-term Debt	488,179,000							488,179,000						489,028,000
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	25,993,000							25,993,000						25,725,000
Loans and Leases Receivable, Related Parties														$ 16,192,000
Payments to acquire notes receivable from affiliates															$ 4,050,000
Notes receivable						$ 29,423,000									$ 29,423,000
Limited Partners' Capital Account, Units Outstanding | shares	10,987,679							10,987,679		10,987,679				10,987,679
General Partners' Capital Account, Units Outstanding | shares	230,524							230,524		230,524				230,524
navios holdings
Related Party Transaction [Line Items]
Limited Liability Company or Limited Partnership, Members or Limited Partners, Ownership Interest								18.80%		18.80%
Limited Partners' Capital Account, Units Outstanding | shares	2,070,216							2,070,216
Olympos Maritime Ltd
Related Party Transaction [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest								2.10%		2.10%
Common Unitholders
Related Party Transaction [Line Items]
Noncash or Part Noncash Acquisition, Noncash Financial or Equity Instrument Consideration, Shares Issued | shares						871,795
New Credit Facility
Related Party Transaction [Line Items]
Debt Instrument, Face Amount	$ 36,056,000							$ 36,056,000
Navios holdings
Related Party Transaction [Line Items]
Outstanding claim payable	10,000,000							10,000,000
Supplemental credit default insurance maximum cash payment													$ 20,000,000
Navios Europe II | Navios Term Loans II
Related Party Transaction [Line Items]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures														$ 700,000
Navios Europe II | Navios Revolvings Loans II
Related Party Transaction [Line Items]
Loans and Leases Receivable, Related Parties														15,397,000
Navios Holdings
Related Party Transaction [Line Items]
General and administrative expenses		$ 3,203,000		$ 2,537,000				6,405,000	5,127,000
Due from Related Parties	10,722,000							10,722,000						25,582,000
Due from Related Parties, Current														11,825,000
Due from Related Parties, Noncurrent														13,757,000
Due to related parties	26,036,000							26,036,000								$ 0
Other Significant Noncash Transaction, Value of Consideration Given						$ 33,473,000
Payments to acquire notes receivable from affiliates						$ 4,050,000
Navios Holdings | Common Unitholders
Related Party Transaction [Line Items]
Noncash or Part Noncash Acquisition, Noncash Financial or Equity Instrument Consideration, Shares Issued | shares						871,795
Share Price | $ / shares																	$ 33.75
Navios Holdings, Navios Acquisition and Navios Partners | Navios Europe II | Navios Term Loans II
Related Party Transaction [Line Items]
Increase in available amount of loan facility					$ 14,000,000
Debt Instrument, Decrease, Forgiveness							$ 5,000,000
Notes Receivable, Related Parties							$ 17,276,000
Navios Holdings, Navios Acquisition and Navios Partners | Navios Europe II | Navios Revolvings Loans II
Related Party Transaction [Line Items]
Revolving loan facility maximum borrowing capacity																			$ 43,500,000
Increase in available amount of loan facility					$ 14,000,000
Navios Europe I
Related Party Transaction [Line Items]
NumberOfVesselsAcquired																				10
Navios Europe I | Navios holdings
Related Party Transaction [Line Items]
Contingent penalties expense														$ 3,182,000
Navios Europe I I [Member]
Related Party Transaction [Line Items]
NumberOfVesselsAcquired																		14
Due from Related Parties	0							0
Long-term Debt																		$ 14,000,000
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	700,000							700,000
Navios Europe I I [Member] | Navios Term Loans II
Related Party Transaction [Line Items]
Interest Receivable	796,000							796,000
Navios Europe I I [Member] | Navios Revolvings Loans II
Related Party Transaction [Line Items]
Long-term Debt	14,000,000							14,000,000
Navios Europe I I [Member] | Navios Revolvings Loans II
Related Party Transaction [Line Items]
Loans and Leases Receivable, Related Parties	15,397,000							15,397,000
Interest Receivable	7,284,000							7,284,000
Navios Europe I I [Member] | Navios Revolving Loans I | Receipt of Assets in Satisfaction of Debt [Member]
Related Party Transaction [Line Items]
Long-term Line of Credit	17,276,000							17,276,000
Three Months Ended
Related Party Transaction [Line Items]
Construction in Progress, Gross	1,296,000		3,343,000					1,296,000	3,343,000
Six Months Ended
Related Party Transaction [Line Items]
Construction in Progress, Gross	1,519,000		$ 5,767,000					1,519,000	$ 5,767,000
Share purchase agreement
Related Party Transaction [Line Items]
Debt assumed for the acquisition of four drybulk vessels												$ 370,000
Sub-Panamax and Panamax vessels
Related Party Transaction [Line Items]
Property, Plant and Equipment, Additions								56,050,000			$ 56,083,000
Sub-Panamax and Panamax vessels | Navios Europe I
Related Party Transaction [Line Items]
NumberOfVesselsAcquired											5
Property, Plant and Equipment, Additions											$ 56,083,000
Sub-Panamax and Panamax vessels | Navios Europe I | Receipt of Assets in Satisfaction of Debt [Member]
Related Party Transaction [Line Items]
[custom:WorkingCapital-0]	$ (2,718,000)							$ (2,718,000)
Sub-Panamax and Panamax vessels | Navios Europe I I [Member]
Related Party Transaction [Line Items]
NumberOfVesselsAcquired	5							5
Property, Plant and Equipment, Additions								$ 56,050,000
Management Agreement | After liquidation of Navios Europe I
Related Party Transaction [Line Items]
Technical and commercial management daily fee								$ 50.00
[custom:AnnualGrowthFactorManagementFees]								3.00%
Management Agreement | Ultra Handymax Vessels
Related Party Transaction [Line Items]
Daily management fee								$ 4,230
Management Agreement | Panamax vessel
Related Party Transaction [Line Items]
Daily management fee								$ 4,330
Management Agreement | Panamax vessel | After liquidation of Navios Europe I
Related Party Transaction [Line Items]
NumberOfVesselsAcquired	2							2
Management Agreement | Capesize Vessels [Member]
Related Party Transaction [Line Items]
Daily management fee								$ 5,250
Management Agreement | Container Vessels of TEU 6,800
Related Party Transaction [Line Items]
Daily management fee								6,700
Management Agreement | Container Vessels of more than TEU 8,000
Related Party Transaction [Line Items]
Daily management fee								7,400
Management Agreement | Container Vessels of more than TEU 13,000
Related Party Transaction [Line Items]
Daily management fee								8,750
Management Agreement | Subpanamax Containership | After liquidation of Navios Europe I
Related Party Transaction [Line Items]
Daily management fee								$ 6,100
NumberOfVesselsAcquired	3							3
Extended Management Agreement | From January1, 2020
Related Party Transaction [Line Items]
Technical and commercial management daily fee								$ 50.00
Extended Management Agreement | After January 12022 [Member]
Related Party Transaction [Line Items]
[custom:AnnualGrowthFactorManagementFees]								3.00%
Extended Management Agreement | Ultra Handymax Vessels | From January1, 2020
Related Party Transaction [Line Items]
Daily management fee								$ 4,350
Extended Management Agreement | Panamax vessel | From January1, 2020
Related Party Transaction [Line Items]
Daily management fee								4,450
Extended Management Agreement | Capesize Vessels [Member] | From January1, 2020
Related Party Transaction [Line Items]
Daily management fee								5,410
Extended Management Agreement | Container Vessels of TEU 6,800 | From January1, 2020
Related Party Transaction [Line Items]
Daily management fee								$ 6,900